INCOME TAXES (Schedule of Domestic and Foreign Components of Income from Continuing Operations Before Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Income Tax Disclosures [Abstract]
Income from Continuing Operations Before Income Taxes, Domestic	$ (821)		$ (290)		$ (1,290)
Income from Continuing Operations Before Income Taxes, Foreign	3,623		759		2,567
Income from Continuing Operations Before Income Taxes	2,802		469		1,277
Taxes at U.S. statutory rate	981		164		447
Equity earnings effect	(272)		(266)		(309)
Foreign income taxed at rates other than 35%	(262)	[1]	(121)	[1]	261	[1]
U.S. tax effect of foreign earnings and dividends	118		210		164
Goodwill impairment losses	0		3		75
Change in valuation allowances	(34)		9		60
Unrecognized tax benefits	(52)		21		31
Federal tax accrual adjustments	(13)		(119)		29
Other - net	15		2		(107)
Total tax provision (credit)	$ 481		$ (97)		$ 651
Effective tax rate	17.20%		(20.70%)		51.00%

[1]	Includes the tax provision for statutory taxable income in foreign jurisdictions for which there is no corresponding amount in “Income from Continuing Operations Before Income Taxes.”